CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (unaudited) (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Non-current assets
Total Assets	¥ 566,516,660	$ 87,725,220	¥ 194,414,804
LIABILITIES AND SHAREHOLDERS' EQUITY
Total Liabilities	279,001,194	43,203,392	73,770,516
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Additional paid-in capital	479,490,763	74,249,242	282,505,455
Accumulated deficit	(206,860,320)	(32,032,362)	(184,027,586)
Accumulated other comprehensive income	1,974,836	305,804	2,825,731
Total stockholders' equity	295,095,034	45,695,526	110,029,762
Total Liabilities and Equity	566,516,660	87,725,220	194,414,804
Class A ordinary shares
STOCKHOLDERS' EQUITY
Common stock value	16,340,826	2,530,380	4,577,233
RECON TECHNOLOGY, LTD
Non-current assets
Investment in subsidiaries and VIEs	295,095,034	45,695,526	110,029,762
Total Assets	295,095,034	45,695,526	110,029,762
LIABILITIES AND SHAREHOLDERS' EQUITY
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Additional paid-in capital	479,490,763	74,249,242	282,505,455
Accumulated deficit	(202,711,391)	(31,389,900)	(179,878,657)
Accumulated other comprehensive income	1,974,836	305,804	2,825,731
Total stockholders' equity	295,095,034	45,695,526	110,029,762
Total Liabilities and Equity	295,095,034	45,695,526	110,029,762
RECON TECHNOLOGY, LTD | Class A ordinary shares
STOCKHOLDERS' EQUITY
Common stock value	¥ 16,340,826	$ 2,530,380	¥ 4,577,233